Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Income Taxes (Details Narrative)
Net operating loss carryforwards	$ 30,686,000	$ 26,673,000
ExpireYear	P2029Y
Change in valuation allowance	$ 3,163,000	3,359,000
Gross deferred tax assets		$ 1,277,000
Net operating losses	$ 3,843,000
Net operating loss carryforwards, limitations on use	This NOL has an indefinite life but are limited to 80%.